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                                                                      EXHIBIT 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          9

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                       DOLLAR AMOUNT         # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                               $3,483,283,175.85                  179,524                    56.4 months
Original Securities:                                   DOLLAR AMOUNT       NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
   Class A-1 Notes                                   $775,000,000.00                 1.86075%                 April 15, 2010
   Class A-2a Notes                                  $100,000,000.00                   3.240%                August 15, 2011
   Class A-2b Notes                                  $508,000,000.00  one-month LIBOR + 2.00%                August 15, 2011
   Class A-3a Notes                                  $170,000,000.00                   3.960%                   May 15, 2013
   Class A-3b Notes                                  $910,000,000.00  one-month LIBOR + 2.50%                   May 15, 2013
   Class A-4 Notes                                   $491,100,000.00                   6.070%                   May 15, 2014
                                                   -----------------
      Total                                        $2,954,100,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                       $14,691,433.00

PRINCIPAL:
   Principal Collections                                                                                      $52,797,752.21
   Prepayments in Full                                                                                        $20,073,006.17
   Liquidation Proceeds                                                                                        $3,954,642.34
   Recoveries                                                                                                     $79,444.85
                                                                                                                  ----------
      SUB TOTAL                                                                                               $76,904,845.57
                                                                                                              --------------
COLLECTIONS                                                                                                   $91,596,278.57

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                         $795,627.35
   Purchase Amounts Related to Interest                                                                            $7,850.93
                                                                                                                   ---------
      SUB TOTAL                                                                                                  $803,478.28

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                       $92,399,756.85

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          9

III. DISTRIBUTIONS

                                                                                                 CARRYOVER         REMAINING
AVAILABLE FUNDS                                 CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                       $0.00            $0.00       $0.00       $0.00    $92,399,756.85
Servicing Fee                                       $2,196,261.04    $2,196,261.04       $0.00       $0.00    $90,203,495.81
Net Hedge Payment - Class A-2b                      $  100,162.70      $100,162.70       $0.00       $0.00    $90,103,333.11
Net Hedge Payment - Class A-3b                      $  851,260.77      $851,260.77       $0.00       $0.00    $89,252,072.34
Senior Hedge Termination Payments
   Class A2-b                                               $0.00            $0.00       $0.00       $0.00    $89,252,072.34
Senior Hedge Termination Payments
   Class A3-b                                               $0.00            $0.00       $0.00       $0.00    $89,252,072.34
Interest - Class A-1 Notes                                  $0.00            $0.00       $0.00       $0.00    $89,252,072.34
Interest - Class A-2a Notes                           $249,385.62      $249,385.62       $0.00       $0.00    $89,002,686.72
Interest - Class A-2b Notes                           $846,198.88      $846,198.88       $0.00       $0.00    $88,156,487.84
Interest - Class A-3a Notes                           $561,000.00      $561,000.00       $0.00       $0.00    $87,595,487.84
Interest - Class A-3b Notes                         $2,007,655.90    $2,007,655.90       $0.00       $0.00    $85,587,831.94
Interest - Class A-4 Notes                          $2,484,147.50    $2,484,147.50       $0.00       $0.00    $83,103,684.44
Priority Principal Payment                                  $0.00            $0.00       $0.00       $0.00    $83,103,684.44
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $83,103,684.44
Regular Principal Payment                          $68,625,488.67   $68,625,488.67       $0.00       $0.00    $14,478,195.77
Subordinated Hedge Termination
   Payments - Class A2-b                                    $0.00            $0.00       $0.00       $0.00    $14,478,195.77
Subordinated Hedge Termination
   Payments - Class A - Class A3-b                          $0.00            $0.00       $0.00       $0.00    $14,478,195.77
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00    $14,478,195.77
Residual Released to Depositor                              $0.00   $14,478,195.77       $0.00       $0.00             $0.00
                                                                    --------------
TOTAL                                                               $92,399,756.85

                                                                PRINCIPAL PAYMENT:
                                                                     Priority Principal Payment                        $0.00
                                                                     Regular Principal Payment                $68,625,488.67
                                                                                                              --------------
                                                                     TOTAL                                    $68,625,488.67

IV. NOTEHOLDER PAYMENTS

                             NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                             PER $1,000 OF                    PER $1,000 OF                    PER $1,000 OF
                                                  ORIGINAL                         ORIGINAL                         ORIGINAL
                                    ACTUAL         BALANCE           ACTUAL         BALANCE           ACTUAL        BALANCE
Class A-1 Notes                      $0.00           $0.00            $0.00           $0.00            $0.00           $0.00
Class A-2a Notes            $11,287,086.95         $112.87      $249,385.62           $2.49   $11,536,472.57         $115.36
Class A-2b Notes            $57,338,401.72         $112.87      $846,198.88           $1.67   $58,184,600.60         $114.54
Class A-3a Notes                     $0.00           $0.00      $561,000.00           $3.30      $561,000.00           $3.30
Class A-3b Notes                     $0.00           $0.00    $2,007,655.90           $2.21    $2,007,655.90           $2.21
Class A-4 Notes                      $0.00           $0.00    $2,484,147.50           $5.06    $2,484,147.50           $5.06
                                     -----                    -------------                    -------------
   TOTAL                    $68,625,488.67                    $6,148,387.90                   $74,773,876.57

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          9

V. NOTE BALANCE AND POOL INFORMATION

                                             BEGINNING OF PERIOD                       END OF PERIOD
                                                         BALANCE         NOTE FACTOR             BALANCE         NOTE FACTOR
Class A-1 Notes                                            $0.00           0.0000000               $0.00           0.0000000
Class A-2a Notes                                 $ 92,365,043.39           0.9236504     $ 81,077,956.44           0.8107796
Class A-2b Notes                                 $469,214,420.44           0.9236504     $411,876,018.72           0.8107796
Class A-3a Notes                                 $170,000,000.00           1.0000000     $170,000,000.00           1.0000000
Class A-3b Notes                                 $910,000,000.00           1.0000000     $910,000,000.00           1.0000000
Class A-4b Notes                                 $491,100,000.00           1.0000000     $491,100,000.00           1.0000000
                                               -----------------           ---------   -----------------           ---------
TOTAL                                          $2,132,679,463.83           0.7219388   $2,064,053,975.16           0.6987082

POOL INFORMATION
   Weighted Average APR                                                        6.886%                                  6.887%
   Weighted Average Remaining Term                                             49.90                                   49.07
   Number of Receivables Outstanding                                         148,700                                 146,162
   Pool Balance                                                    $2,635,513,243.24                       $2,554,970,899.35
   Adjusted Pool Balance (Pool Balance - YSOC Amount)              $2,353,775,134.21                       $2,283,820,696.87
   Pool Factor                                                             0.7566176                               0.7334950

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                    $40,057,756.52
Targeted Credit Enhancement Amount                                                                            $42,157,019.84
Yield Supplement Overcollateralization Amount                                                                $271,150,202.48
Targeted Overcollateralization Amount                                                                        $490,916,924.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                   $490,916,924.19
Fixed Overcollateralization                                                                                  $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                             $40,057,756.52
Reserve Account Deposits Made                                                                                           0.00
Reserve Account Draw Amount                                                                                             0.00
                                                                                                             ---------------
Ending Reserve Account Balance                                                                                $40,057,756.52
Change in Reserve Account Balance                                                                                      $0.00

Specified Reserve  Balance                                                                                    $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                           # OF RECEIVABLES           AMOUNT
Realized Loss                                                                                           539    $2,921,315.82
(Recoveries)                                                                                            112       $79,444.85
                                                                                                              --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $ 2,841,870.97
Cumulative Net Losses Last Collection                                                                         $10,002,357.25
                                                                                                              --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $12,844,228.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                      1.29%

DELINQUENT RECEIVABLES:

                                                                           % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                               1.91%             2,529   $48,918,412.13
61-90 Days Delinquent                                                               0.25%               306    $6,337,117.05
91-120 Days Delinquent                                                              0.07%                73    $1,686,376.84
Over 120 Days Delinquent                                                            0.08%                85    $1,988,873.90
                                                                                    ----              -----   --------------
TOTAL DELINQUENT RECEIVABLES                                                        2.31%             2,993   $58,930,779.92

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                             258    $5,509,397.22
Total Repossesed Inventory                                                                              369    $8,525,592.04

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                   0.7896%
Preceding Collection Period                                                                                          1.0570%
Current Collection Period                                                                                            1.3140%
Three Month Average                                                                                                  1.0536%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                   0.2310%
Preceding Collection Period                                                                                          0.2441%
Current Collection Period                                                                                            0.3175%
Three Month Average                                                                                                  0.2642%